Segment Reporting (Details)	6 Months Ended
Jan. 31, 2026 Segment
Segment Reporting [Abstract]
Number of reporting segment	1
Description of CODM	The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews Consolidated results when making decisions about allocating resources and assessing performance of the Group, rather than by geographic area; hence the Group has only one reporting segment.
Title of individual	Chief Executive Officer